Risk management - Spain Home Purchase Loans (Details) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Credit risk
Credit risk with customers	€ 1,065,962
Home purchase loans | Spain
Credit risk
Credit risk with customers	€ 64,045
Percentage secured by mortgage	99.00%
Home purchase loans | Spain | LTV, Less than 80%
Credit risk
Percentage of portfolio with LTV less than 80%	81.86%
Home purchase loans | Spain | Nonperforming
Credit risk
Credit risk with customers	€ 2,469
Home purchase loans | Spain | Without collateral
Credit risk
Credit risk with customers	641
Home purchase loans | Spain | Without collateral | Nonperforming
Credit risk
Credit risk with customers	129
Home purchase loans | Spain | With property collateral
Credit risk
Credit risk with customers	63,404
Home purchase loans | Spain | With property collateral | Less than or equal to 40%
Credit risk
Credit risk with customers	14,949
Home purchase loans | Spain | With property collateral | More than 40% and less than or equal to 60%
Credit risk
Credit risk with customers	17,950
Home purchase loans | Spain | With property collateral | More than 60% and less than or equal to 80%
Credit risk
Credit risk with customers	19,005
Home purchase loans | Spain | With property collateral | More than 80% and less than or equal to 100%
Credit risk
Credit risk with customers	7,057
Home purchase loans | Spain | With property collateral | More than 100%
Credit risk
Credit risk with customers	4,443
Home purchase loans | Spain | With property collateral | Nonperforming
Credit risk
Credit risk with customers	2,340
Home purchase loans | Spain | With property collateral | Nonperforming | Less than or equal to 40%
Credit risk
Credit risk with customers	228
Home purchase loans | Spain | With property collateral | Nonperforming | More than 40% and less than or equal to 60%
Credit risk
Credit risk with customers	346
Home purchase loans | Spain | With property collateral | Nonperforming | More than 60% and less than or equal to 80%
Credit risk
Credit risk with customers	569
Home purchase loans | Spain | With property collateral | Nonperforming | More than 80% and less than or equal to 100%
Credit risk
Credit risk with customers	482
Home purchase loans | Spain | With property collateral | Nonperforming | More than 100%
Credit risk
Credit risk with customers	€ 715